SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Share-based payments [Abstract]
Schedule of share-based payment expense	The following table sets forth the total share-based payment expense for the six and three-month periods ended June 30 in relation to all directors and employees of the Company.

	Six-month period		Three-month period
	2025	2024	2025	2024
Equity-settled share-based payment expense	17	12	7	8
Cash-settled share-based payment expense	2	5	2	4
Total share-based compensation expense	19	17	9	12

Schedule of share-based payment liability	The following table sets forth the total share-based payment liability in relation to all directors and employees of the Company.

	June 30, 2025	December 31, 2024

Current liability	7	6
Non-current liability	6	9
Total liability for share-based payments	13	15

Fair value assumptions share-based payments	The following table sets forth the principal assumptions applied by VEON in determining the fair value of equity settled share-
based payment instruments with market performance conditions as of grant date and for cash-settled awards with market performance conditions remeasured at June 30, 2025:

Assumptions affecting inputs to fair value model	Equity-settled	Cash-settled
Annual risk-free rates of return and discount rates (%)	4.05%	3.69%
Long-term dividend yield (%)	—%	—%
Volatility of share price (%)	50.24%	45.04%
Share price (p)*	$1.96	$1.84
* To ensure data consistency, all awards were converted to VEON common share price equivalents.